TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Loss before taxes on income	$ (16,486)	$ (2,447)	$ (6,337)
Theoretical tax expense computed at the Israeli statutory tax rate (26.5%, 26.5% and 25% for the years 2015, 2014 and 2013, respectively)	(4,369)	(649)	(1,584)
Changes in valuation allowance	3,716	(1,328)	3,987
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and "Approved Enterprise" tax	679	$ 611	$ (3,650)
Write off of prepaid and withholding taxes	1,150
Foreign tax rates differences related to subsidiaries	103	$ (34)	$ 4
Non-deductible expenses and other	181	(381)	(227)
Non-deductible share-based compensation expense	1,896	1,831	1,590
Actual tax expense	$ 3,356	$ 50	$ 120
Israeli Income tax rate	26.50%	26.50%	25.00%